Income Taxes (Details) - Schedule of consolidated statements of income and comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated statements of income and comprehensive income [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 3,887,240	$ 3,786,691	$ 2,636,948
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 583,086	$ 568,005	$ 395,542
Tax effect of R&D expenses deduction	(139,840)	(148,033)	(67,793)
Tax effect of accumulated loss	(18,166)	(23,132)	(4,835)
Tax effect of non-deductible expenses	12,692	11,424	62,827
Tax refund from prior years		(106,348)
Income tax expenses	$ 437,771	$ 301,916	$ 385,741